18. LEASES	12 Months Ended
Dec. 31, 2018
Leases
LEASES

18.1 Operating

a.	As lesee

The features that these leases have in common are that payments (installments) are established as fixed amounts; there are neither purchase option clauses nor renewal term clauses (except for the leasing contract of the Energy Handling and Transformer Center that has an automatic renewal clause for the term thereof); and there are prohibitions such as: transferring or sub-leasing the building, changing its use and/or making any kind of modifications thereto. All operating leasing contracts have cancelable terms and assignment periods of 2 to 13 years.

Among them the following can be mentioned: commercial offices, two warehouses, the headquarters building (comprised of administration, commercial and technical offices of Edenor), the Energy Handling and Transformer Center (two buildings and a plot of land located within the perimeter of Central Nuevo Puerto and Puerto Nuevo) and Las Heras Substation.

As of December 31, 2018 and 2017, future minimum payments with respect to operating leases of use are as follow:

	12.31.2018	12.31.2017
2018	-	124
2019	155	125
2020	138	52
2021	103	5
Total future minimum lease payments	396	306

Total expenses for operating leases of use for the years ended December 31, 2018 and 2017 are $ 125 million and $ 126 million, respectively.

a.	As lessor

Edenor has entered into operating leasing contracts with certain cable television companies granting them the right to use the poles of Edenor’s network. Most of these contracts include automatic renewal clauses.

As of December 31, 2018 and 2017, future minimum collections with respect to operating leasing are as follow:

	12.31.2018	12.31.2017
2018	-	202
2019	174	194
Total future minimum lease collections	174	396

Total income from operating leasing for the years ended December 31, 2018 and 2017 is $ 190 million and $ 212 million, respectively.

18.2 Financial

Corresponds to the financing granted to TGS for the sale of certain properties, plant and equipment belonging to the Oil and Gas business segment. This agreement was entered into in August 11, 2016 and consists of the collection of 119 monthly installments of U$S 623 thousand and a purchase option for the same amount payable at the end of the 120 months of contract life. As of December 31, 2018, this credit is included in other current and non-current receivables in an amount of $ 158 million and $ 1,436 million, respectively.